ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Consolidated VIE CNY creditor	Dec. 31, 2012 Consolidated VIE CNY	Dec. 31, 2011 Consolidated VIE CNY
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Cash and cash equivalents	$ 71,336	431,844	385,922	273,746	$ 63,750	190,493	21,682	36,772
Accounts receivable	4,388	26,561	34,917				1,342	9,313
Prepaid expenses and other current assets	3,731	22,584	23,455				4,319	6,714
Total current assets	150,642	911,938	829,652				47,640	67,023
Property and equipment, net	38,416	232,558	238,563				145,726	152,756
Land use rights, net	4,203	25,441	26,049				25,441	26,049
Total assets	221,479	1,340,770	1,242,253				224,380	255,170
Total liabilities	112,019	678,129	395,151				175,525	206,098
Net revenue	92,380	559,240	504,052	453,116			102,931	108,751	95,880
Net (loss) income	16,518	99,998	83,309	56,573			4,415	(2,247)	(6,131)
Net cash (used in) provided by operating activities	27,325	165,422	122,296	124,458			(9,488)	20,339	16,487
Net cash used in investing activities	(7,424)	(44,944)	10,774	(22,249)			(5,602)	(947)	(19,656)
Net cash used in financing activities	(12,348)	(74,754)	(20,947)	(19,036)					(1,479)
Consolidated VIE assets held as collateral for VIE obligations							0
Number of creditors (or beneficial interest holders) having recourse to the general credit of the Company or any of its consolidated subsidiaries							0